SCHEDULE OF INTANGIBLE ASSETS NET (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 33,443,733	$ 33,444,951
Less: accumulated amortization	(23,593,955)	(20,061,254)
Intangible assets, net	9,849,778	13,383,697
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	20,546,739	20,547,957
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Total	5,853,354	5,853,354
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,043,640	$ 7,043,640